UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     October 22, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $19,994 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP INC                  COM              172967101     2871   593254 SH               Sole           593254        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208     7915   624207 SH               Sole           624207        0        0
SCHIFF NUTRITION INTL INC      COM              806693107       99    19000 SH               Sole            19000        0        0
WINN DIXIE STORES INC          COM NEW          974280307     9109   694294 SH               Sole           694294        0        0